Operating Profit Disclosures - Summary of Auditor's Remuneration (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Auditors Remuneration	€ 19	€ 20	€ 19
Other than EY [Member]
Auditor's remuneration [abstract]
Auditors Remuneration	€ 2	€ 2	€ 2